Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 5,727,029	$ 877,706	¥ 676,579
Total cash, cash equivalents and restricted cash	5,733,392		676,579
CHINA
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	265,401	265,401	97,713	$ 97,713
Restricted cash	6,363
UNITED STATES
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	5,414,276	829,774	¥ 578,866	$ 82,977
SGD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	126	26
EUR
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 47,226	$ 5,885